Pensions and Other Benefit Plans (Details 2)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Retirement Plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	4.25%	5.13%	5.71%
Expected long-term rate of return on plan assets	8.45%	8.62%	8.68%
Rate of increase in compensation levels	4.08%	4.19%	4.19%
Other Benefit Plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	4.55%	5.25%	6.00%
Rate of increase in compensation levels	4.28%	4.28%	4.29%